Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Registrant Name	ENCANA CORP
Entity Central Index Key	0001157806
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Trading Symbol	ECA
Entity Common Stock, Shares Outstanding	736,327,987